LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Insurance Claims Outstanding - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Claims outstanding
Increase/(decrease) in liabilities charged to the income statement		£ 136	£ (363)	£ 1,349
Net claims outstanding at 31 December		103,413	94,390
Not expired at year end [Member] | Participating investment contracts [Member]
Claims outstanding
Gross claims outstanding at 1 January		209	251
Cash paid for claims settled in the year		(321)	(408)
Increase/(decrease) in liabilities charged to the income statement	[1]	337	366
		16	(42)
Gross claims outstanding at 31 December		225	209	£ 251
Net claims outstanding at 31 December		225	209
Notified claims		174	122
Incurred but not reported		£ 51	£ 87

[1]	Of which an increase of 350 million (2016: 363 million) was in respect of current year claims and a decrease of 13 million (2016: an increase of 3 million) was in respect of prior year claims.